Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Schedule of Changes in Shares Under Option, Excluding Performance Based Options

Changes in shares under option, excluding performance based options, for the first half ended April 30, 2013 are as follows:

Dollar amounts in thousands, except per share amounts	Shares	Weighted Average Price	Weighted Average Life	Aggregate Intrinsic Value
Outstanding, October 31, 2012	12,325,499	$4.49
Granted	150,000	6.45

Exercised	(1,046,128)	3.13		$2,273
Canceled	(1,376,505)	7.08

Outstanding, April 30, 2013	10,052,866	$4.31	5.4	$28,240

Options exercisable, April 30, 2013	7,304,371	$4.54	5.0	$19,869

Changes in shares under option, excluding performance based options, are summarized as follows:

	Year Ended October 31,
	2012		2011		2010
In thousands	Shares	Weighted Average Price	Shares	Weighted Average Price	Shares	Weighted Average Price
Outstanding, beg. of year	13,399,381	$4.40	12,731,430	$4.48	15,909,101	$7.32
Granted	375,000	3.66	2,315,000	5.01	4,403,407	3.83
Exercised	(506,329)	2.23	(757,538)	3.92	(713,062)	3.84
Canceled/Forfeited	(942,553)	4.08	(889,511)	7.63	(6,868,016)	10.69

Outstanding, end of year	12,325,499	4.49	13,399,381	4.40	12,731,430	4.48

Exercisable, end of year	7,903,327	4.94	6,042,873	5.64	4,892,680	6.70

Schedule of Outstanding Stock Options, Excluding Performance Based Options

Outstanding stock options, excluding performance based options, at October 31, 2012 consist of the following:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Life	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
		(Years)
$1.04 - $2.34	3,490,755	6.1	$1.97	2,424,005	$1.99
$2.35 - $4.60	2,706,750	7.2	3.07	1,392,489	3.24
$4.61 - $6.64	3,684,156	5.6	5.10	1,642,995	5.11
$6.65 - $8.70	1,074,338	0.3	6.83	1,074,338	6.83
$8.71 - $10.75	962,000	2.0	8.87	962,000	8.87
$10.76 - $16.36	407,500	1.9	13.43	407,500	13.43

	12,325,499	5.2	4.49	7,903,327	4.94

Schedule of Changes in Non-Vested Shares Under Option, Excluding Performance Based Options

Changes in non-vested shares under option, excluding performance based options, for the year ended October 31, 2012 are as follows:

	Shares	Wtd. Avg. Grant Date Fair Value
Non-vested, beginning of year	7,356,508	$1.81
Granted	375,000	2.58
Vested	(3,176,993)	1.72
Canceled	(132,343)	2.41

Non-vested, end of year	4,422,172	1.92

Schedule of Activity Related to Performance Based Options and Performance Based Restricted Stock Units

Activity related to performance based options and performance based restricted stock units for the fiscal year ended October 31, 2012 is as follows:

	Performance Options	Performance Restricted Stock Units
Non-vested, October 31, 2011	936,000	7,520,000
Granted	—	1,100,000
Vested	—	—
Canceled	(80,000)	(690,625)

Non-vested, October 31, 2012	856,000	7,929,375

Schedule of Changes in Restricted Stock Units

Changes in restricted stock are as follows:

	Year Ended October 31,
	2012	2011	2010
Outstanding, beginning of year	1,911,669	2,842,004	1,022,003
Granted	105,000	120,000	3,110,000
Vested	(1,155,002)	(1,050,335)	(1,229,998)
Forfeited	(60,000)	—	(60,001)

Outstanding, end of year	801,667	1,911,669	2,842,004